Investment (Details Narrative)	12 Months Ended
Mar. 31, 2018 shares
Amircorp [Member]
Number of shares issued, acquisition	500,000
Share capital, percentage	1.00%
US VR Global.Inc [Member]
Number of shares issued, acquisition	2,000